Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT VEST U.S. EQUITY BUFFER ETF – MARCH

FT VEST U.S. EQUITY DEEP BUFFER ETF – MARCH

FT VEST NASDAQ-100® BUFFER ETF – MARCH

FT VEST INTERNATIONAL EQUITY BUFFER ETF – MARCH

FT VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF – MARCH

FT VEST U.S. EQUITY MODERATE BUFFER ETF – MARCH

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated March 14, 2025

As described in each Fund’s prospectus, Fund shareholders are subject to an upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for a given Target Outcome Period. On March 21, 2025, each Fund’s current Target Outcome Period will end, and a new Target Outcome Period will begin as of March 24, 2025. The new Target Outcome Period will end on March 20, 2026. While the actual caps will not be determined until the first day of the new Target Outcome Period, set forth below are the anticipated cap ranges for each Fund for the Target Outcome Period beginning on March 24, 2025. A supplement to each Fund’s prospectus will be filed on March 24, 2025 that will include the actual cap for the new Target Outcome Period, which may be higher or lower than the anticipated cap ranges set forth below.

Fund	Anticipated cap range (before fees and expenses)	Anticipated cap range (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)
FT Vest U.S. Equity Buffer ETF – March (FMAR)	13.55% - 16.85%	12.70% - 16.00%
FT Vest U.S. Equity Deep Buffer ETF – March (DMAR)	11.45% - 14.35%	10.60% - 13.50%
FT Vest Nasdaq-100® Buffer ETF – March (QMAR)	17.35% - 21.15%	16.45% - 20.25%
FT Vest International Equity Buffer ETF – March (YMAR)	14.25% - 17.95%	13.35% - 17.05%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF – March (XMAR)	9.20% - 12.25%	8.35% - 11.40%
FT Vest U.S. Equity Moderate Buffer ETF – March (GMAR)	11.05% - 14.05%	10.20% - 13.20%

Please Keep this Supplement with your Fund Prospectus for Future Reference